UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche Diversified Market Neutral Fund
	Shares	Value ($)
Long Positions 131.0%
Common Stocks 83.1%
Consumer Discretionary 12.0%
Auto Components 0.9%
Autoliv, Inc. (SDR)	11,000	1,086,594
Valeo SA	6,000	739,520

		1,826,114
Automobiles 1.7%
Peugeot SA*	118,500	1,520,794
Toyota Motor Corp.	33,900	2,089,966

		3,610,760
Hotels, Restaurants & Leisure 2.6%
Betfair Group PLC	80,000	1,688,528
Thomas Cook Group PLC*	500,000	949,870
TUI AG	80,000	1,364,079
TUI Travel PLC	200,000	1,387,996

		5,390,473
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	4,350	1,473,084
Lands' End, Inc.* (a)	4,200	199,836
The Priceline Group, Inc.*	322	373,581

		2,046,501
Media 2.7%
Cablevision Systems Corp. (New York Group) "A" (a)	30,196	613,583
Cinemark Holdings, Inc. (a)	40,000	1,452,400
Fuji Media Holdings, Inc.	67,500	876,118
ITV PLC	380,000	1,270,696
Omnicom Group, Inc. (a)	17,639	1,362,966

		5,575,763
Multiline Retail 0.2%
Dollar General Corp.*	6,700	447,158
Specialty Retail 2.1%
Best Buy Co., Inc. (a)	12,314	485,295
CarMax, Inc.* (a)	6,180	352,136
O'Reilly Automotive, Inc.* (a) (b)	7,650	1,397,961
Tiffany & Co. (a)	5,262	567,875
WH Smith PLC	80,000	1,576,685

		4,379,952
Textiles, Apparel & Luxury Goods 0.8%
Gildan Activewear, Inc.	15,210	879,172
PVH Corp. (b)	7,350	934,479

		1,813,651
Consumer Staples 9.8%
Beverages 2.4%
Dr. Pepper Snapple Group, Inc.	24,461	1,810,114
PepsiCo, Inc. (b)	13,050	1,306,305
SABMiller PLC	35,000	1,945,928

		5,062,347
Food & Staples Retailing 4.5%
Costco Wholesale Corp.	11,000	1,563,320
CVS Health Corp.	21,000	1,918,560
Koninklijke Ahold NV	60,000	1,059,884
Kroger Co.	30,347	1,815,965
Seven & I Holdings Co., Ltd.	24,400	910,565
Sprouts Farmers Market, Inc.* (a)	65,700	2,088,603

		9,356,897
Food Products 1.7%
Aryzta AG	19,000	1,514,477
Flowers Foods, Inc. (a)	41,500	809,250
Marine Harvest ASA	90,000	1,279,658

		3,603,385
Household Products 0.4%
Svenska Cellulosa AB SCA "B"	30,000	707,450
Tobacco 0.8%
Imperial Tobacco Group PLC	36,000	1,663,582
Energy 4.0%
Energy Equipment & Services 0.6%
National Oilwell Varco, Inc. (a) (b)	5,695	381,793
Weatherford International PLC* (b)	71,350	934,685

		1,316,478
Oil, Gas & Consumable Fuels 3.4%
Afren PLC*	350,000	283,057
Chevron Corp.	14,165	1,542,144
CONSOL Energy, Inc. (a)	35,354	1,383,402
Continental Resources, Inc.* (a)	32,600	1,335,948
Kinder Morgan, Inc. (a)	6,370	263,400
Marathon Petroleum Corp.	3,703	333,603
Oasis Petroleum, Inc.* (a)	41,900	770,122
Occidental Petroleum Corp. (b)	9,200	733,884
Williams Companies, Inc.	8,706	450,535

		7,096,095
Financials 16.2%
Banks 6.6%
Agricultural Bank of China Ltd. "H"	2,900,000	1,371,027
Credit Agricole SA	100,000	1,408,207
DBS Group Holdings Ltd.	97,000	1,475,773
ING Groep NV (CVA)*	119,522	1,746,327
Mitsubishi UFJ Financial Group, Inc.	287,000	1,660,575
Nordea Bank AB	134,479	1,676,345
Sumitomo Mitsui Financial Group, Inc.	31,800	1,199,521
Talmer Bancorp., Inc. "A" (b)	81,150	1,128,796
Wells Fargo & Co. (b)	37,250	2,029,380

		13,695,951
Capital Markets 1.0%
Charles Schwab Corp.	15,905	450,430
Lazard Ltd. "A"	15,500	798,560
Walter Investment Management Corp.* (a)	51,000	950,640

		2,199,630
Insurance 5.0%
Allstate Corp. (b)	14,241	970,524
Aon PLC (a)	8,530	788,940
Dai-ichi Life Insurance Co., Ltd.	36,000	522,422
Everest Re Group Ltd. (b)	9,450	1,657,436
Friends Life Group Ltd.	240,000	1,383,637
Genworth Financial, Inc. "A"* (a)	13,100	119,079
Legal & General Group PLC	430,425	1,658,249
Prudential Financial, Inc.	3,762	319,695
Sompo Japan Nipponkoa Holdings, Inc.	46,700	1,158,421
T&D Holdings, Inc.	96,600	1,170,938
The Travelers Companies, Inc.	7,000	731,150

		10,480,491
Real Estate Investment Trusts 1.0%
Associated Estates Realty Corp. (REIT) (a)	63,900	1,432,638
New York Mortgage Trust, Inc. (REIT) (a)	78,000	627,120

		2,059,758
Real Estate Management & Development 1.6%
CBRE Group, Inc. "A"* (a)	23,502	792,958
Cheung Kong (Holdings) Ltd.	75,000	1,375,822
Grainger PLC	375,000	1,154,537

		3,323,317
Thrifts & Mortgage Finance 1.0%
Paragon Group of Companies PLC	231,589	1,515,873
Radian Group, Inc. (a)	35,000	596,750

		2,112,623
Health Care 11.9%
Biotechnology 1.7%
Gilead Sciences, Inc.*	15,774	1,582,448
Incyte Corp.* (a)	14,200	1,072,810
NPS Pharmaceuticals, Inc.* (a)	24,725	820,375

		3,475,633
Health Care Equipment & Supplies 0.8%
Sonova Holding AG (Registered)	8,000	1,208,603
Zimmer Holdings, Inc.	4,670	524,394

		1,732,997
Health Care Providers & Services 1.2%
CIGNA Corp.	4,615	474,837
Express Scripts Holding Co.*	3,510	291,857
Fresenius SE & Co. KGaA	21,000	1,138,317
RadNet, Inc.* (a)	80,000	673,600

		2,578,611
Pharmaceuticals 8.2%
AstraZeneca PLC	21,633	1,613,854
Bayer AG (Registered)	12,926	1,944,933
Eli Lilly & Co.	25,000	1,703,000
Hikma Pharmaceuticals PLC	60,000	1,838,109
Johnson & Johnson	17,850	1,932,262
Perrigo Co. PLC (a)	5,580	893,860
Pfizer, Inc. (a) (b)	31,250	973,438
Recordati SpA	90,000	1,573,896
Roche Holding AG (ADR) (a)	36,744	1,376,430
Roche Holding AG (Genusschein)	5,524	1,652,244
Sanofi	16,000	1,547,449

		17,049,475
Industrials 8.0%
Aerospace & Defense 1.2%
Safran SA	14,000	904,978
Senior PLC	350,000	1,513,279

		2,418,257
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc.	7,147	334,623
Commercial Services & Supplies 0.5%
Stericycle, Inc.* (a)	8,650	1,115,158
Construction & Engineering 0.7%
Interserve PLC	100,000	907,534
Sacyr SA*	120,000	469,029

		1,376,563
Electrical Equipment 0.5%
Schneider Electric SE	14,000	1,144,174
Industrial Conglomerates 0.6%
Danaher Corp.	14,450	1,207,442
Machinery 1.7%
Cargotec Oyj "B"	20,000	648,403
Cummins, Inc. (a) (b)	6,100	888,282
Dover Corp. (a)	3,547	273,083
FANUC Corp.	5,500	928,094
Parker-Hannifin Corp. (a) (b)	7,130	919,984

		3,657,846
Professional Services 1.3%
Teleperformance	17,000	1,188,734
Towers Watson & Co. "A" (b)	10,686	1,207,091
Verisk Analytics, Inc. "A"*	4,783	296,450

		2,692,275
Road & Rail 1.3%
CSX Corp.	10,058	367,016
Norfolk Southern Corp. (a)	5,415	604,531
Union Pacific Corp. (b)	15,174	1,771,868

		2,743,415
Trading Companies & Distributors 0.0%
NOW, Inc.* (a)	2,849	76,296
Information Technology 11.4%
Communications Equipment 1.0%
ARRIS Group, Inc.* (a)	10,255	305,292
QUALCOMM, Inc. (b)	23,337	1,701,267

		2,006,559
Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	13,900	487,612
DTS, Inc.*	22,000	709,500
Hitachi Ltd. (a)	179,000	1,368,869
Ingenico	15,000	1,619,330

		4,185,311
Internet Software & Services 3.3%
Baidu, Inc. (ADR)* (b)	5,800	1,421,638
eBay, Inc.* (b)	46,450	2,549,176
Google, Inc. "C"* (b)	1,550	839,836
Opera Software ASA (a)	80,000	1,017,385
United Internet AG (Registered)	25,000	1,101,607

		6,929,642
IT Services 1.7%
Accenture PLC "A" (a)	9,227	796,567
Fujitsu Ltd.	151,000	863,066
Nihon Unisys Ltd. (a)	110,600	1,019,841
Wirecard AG	22,000	934,158

		3,613,632
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	18,500	1,010,840
Dialog Semiconductor PLC*	45,000	1,605,522
Lam Research Corp. (a)	12,050	995,812

		3,612,174
Software 0.7%
Open Text Corp.	9,050	535,611
Red Hat, Inc.*	6,761	420,196
VMware, Inc. "A"* (a)	4,138	363,978

		1,319,785
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	3,300	392,469
Western Digital Corp. (b)	15,899	1,641,890

		2,034,359
Materials 2.6%
Chemicals 0.6%
DIC Corp.	525,000	1,194,788
Construction Materials 0.5%
HeidelbergCement AG	15,000	1,137,547
Containers & Packaging 0.4%
Crown Holdings, Inc.* (b)	18,800	930,600
Metals & Mining 1.1%
Fortescue Metals Group Ltd. (a)	330,000	823,611
Reliance Steel & Aluminum Co. (b)	22,240	1,422,026

		2,245,637
Telecommunication Services 2.6%
Diversified Telecommunication Services 1.9%
Iliad SA	2,000	491,285
Orange SA (a)	49,031	863,047
TalkTalk Telecom Group PLC (a)	217,845	1,062,352
Verizon Communications, Inc.	11,823	598,126
Windstream Holdings, Inc.	90,062	910,527

		3,925,337
Wireless Telecommunication Services 0.7%
Freenet AG	50,000	1,477,142
Utilities 4.6%
Electric Utilities 1.8%
Iberdrola SA	204,166	1,509,927
Pinnacle West Capital Corp. (a)	5,994	379,001
Red Electrica Corp. SA	20,000	1,829,433

		3,718,361
Gas Utilities 0.5%
UGI Corp. (a) (b)	27,291	1,029,143
Multi-Utilities 2.3%
CMS Energy Corp. (a)	11,650	385,615
GDF Suez	60,000	1,478,781
RWE AG	41,578	1,508,229
Wisconsin Energy Corp. (a)	31,508	1,556,495

		4,929,120

Total Common Stocks (Cost $163,667,363)		173,660,278
Preferred Stock 0.8%
Consumer Staples
Household Products 0.8%
Henkel AG & Co. KGaA (Cost $1,605,260)	14,000	1,553,777

	Principal Amount ($)	Value ($)
Corporate Bond 2.4%
Financials
Bank Nederlandse Gemeenten NV, REG S, 0.512% ***, 2/8/2016 (Cost $5,015,619)	5,000,000	5,014,000
Government & Agency Obligations 6.7%
Other Government Related (c) 1.4%
FMS Wertmanagement AoeR, REG S, 0.481% ***, 6/30/2015	3,000,000	3,004,230
Sovereign Bonds 5.3%
Canada Government International Bond, 0.875%, 2/14/2017	3,000,000	3,013,347
Kingdom of Sweden, REG S, 0.375%, 12/22/2015	5,000,000	5,005,000
Kommunalbanken AS, REG S, 2.75%, 5/5/2015	3,000,000	3,032,520

		11,050,867

Total Government & Agency Obligations (Cost $14,046,301)		14,055,097

Short-Term U.S. Treasury Obligations 20.1%
U.S. Treasury Bills:
0.023% **, 1/29/2015 (b)	3,000,000	2,999,952
0.046% **, 3/19/2015 (b)	20,000,000	19,998,500
0.049% **, 12/18/2014 (b)	9,000,000	8,999,901
0.068% **, 12/11/2014 (b)	10,000,000	9,999,950

Total Short-Term U.S. Treasury Obligations (Cost $41,996,700)		41,998,303

	Shares	Value ($)
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $29,253,924)	29,253,924	29,253,924
Cash Equivalents 3.9%
Central Cash Management Fund, 0.06% (d) (Cost $8,118,981)	8,118,981	8,118,981

	% of Net Assets	Value ($)

Total Long Positions (Cost $263,704,148) †	131.0	273,654,360
Other Assets and Liabilities, Net	34.4	71,898,102
Securities Sold Short	(65.4)	(136,600,621)

Net Assets	100.0	208,951,841

†
The cost for federal income tax purposes was $264,342,153.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $9,312,207.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,199,940 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,887,733.

	Shares	Value ($)
Common Stocks Sold Short 65.4%
Consumer Discretionary 6.9%
Automobiles 0.3%
General Motors Co.	17,750	593,382
Hotels, Restaurants & Leisure 2.2%
Accor SA	26,000	1,228,438
Caesars Entertainment Corp.	48,750	826,800
International Game Technology	565	9,622
Starbucks Corp.	9,900	803,979
Whitbread PLC	25,000	1,791,012

		4,659,851
Household Durables 0.7%
Electrolux AB "B"	46,000	1,367,863
Internet & Catalog Retail 0.4%
Ocado Group PLC	180,000	911,956
Media 3.0%
Informa PLC	180,000	1,355,989
Liberty Broadband Corp. "A"	2,700	148,068
Liberty Broadband Corp. "C"	5,400	293,760
Liberty Media Corp. "A"	10,800	397,116
Liberty Media Corp. "C"	21,600	789,048
UBM PLC	80,000	593,791
Viacom, Inc. "B"	12,750	964,282
Walt Disney Co.	18,650	1,725,312

		6,267,366
Specialty Retail 0.3%
Fast Retailing Co., Ltd.	1,500	546,256
Consumer Staples 12.3%
Beverages 0.5%
Constellation Brands, Inc. "A"	10,000	964,000
Food & Staples Retailing 4.3%
Carrefour SA	35,000	1,107,638
Jeronimo Martins SGPS SA	65,000	660,287
Metro AG	30,000	1,019,051
Safeway, Inc.	67,974	2,368,214
Sysco Corp.	47,750	1,922,415
Wal-Mart Stores, Inc.	22,238	1,946,714

		9,024,319
Food Products 3.7%
Associated British Foods PLC	40,000	1,998,539
Danone SA	24,000	1,695,856
Kellogg Co.	23,000	1,523,750
Nestle SA (Registered)	19,000	1,426,618
Unilever PLC	25,000	1,056,246
Yakult Honsha Co., Ltd.	500	26,551

		7,727,560
Household Products 2.2%
Church & Dwight Co., Inc.	10,500	805,455
Clorox Co.	7,300	741,826
Colgate-Palmolive Co.	12,150	845,519
Procter & Gamble Co.	4,250	384,327
Unicharm Corp.	81,300	1,871,781

		4,648,908
Personal Products 0.9%
Beiersdorf AG	20,000	1,780,842
Tobacco 0.7%
Altria Group, Inc.	30,250	1,520,365
Energy 2.7%
Energy Equipment & Services 1.0%
Atwood Oceanics, Inc.	13,250	425,193
Dril-Quip, Inc.	11,700	933,075
Helmerich & Payne, Inc.	10,400	723,320

		2,081,588
Oil, Gas & Consumable Fuels 1.7%
Chesapeake Energy Corp.	7,350	148,911
ConocoPhillips	9,500	627,665
Koninklijke Vopak NV	18,000	904,294
Laredo Petroleum, Inc.	10,050	105,022
World Fuel Services Corp.	37,650	1,704,792

		3,490,684
Financials 9.6%
Banks 2.2%
Bancorp., Inc.	131,700	1,180,032
Bank of America Corp.	43,100	734,424
BNP Paribas SA	17,000	1,091,811
PNC Financial Services Group, Inc.	18,100	1,583,207

		4,589,474
Capital Markets 1.8%
NorthStar Asset Management Group, Inc.	351	7,353
SEI Investments Co.	50,000	1,981,500
TD Ameritrade Holding Corp.	53,900	1,865,479

		3,854,332
Consumer Finance 0.1%
Synchrony Financial	3,794	110,064
Insurance 3.1%
Hartford Financial Services Group, Inc.	27,400	1,131,620
Lincoln National Corp.	31,500	1,783,845
Loews Corp.	21,500	895,260
Marsh & McLennan Companies, Inc.	39,450	2,232,476
Unum Group	12,450	413,589

		6,456,790
Real Estate Investment Trusts 2.1%
American Residential Properties, Inc. (REIT)	61,100	1,085,747
Hatteras Financial Corp. (REIT)	60,300	1,155,348
Health Care REIT, Inc. (REIT)	22,250	1,638,935
Physicians Realty Trust (REIT)	40,500	626,130

		4,506,160
Real Estate Management & Development 0.3%
Foxtons Group PLC	250,000	590,886
Health Care 6.7%
Biotechnology 0.6%
United Therapeutics Corp.	8,950	1,186,501
Health Care Equipment & Supplies 3.6%
Essilor International SA	15,000	1,682,412
GN Store Nord AS	44,000	939,620
Hologic, Inc.	89,900	2,409,320
Straumann Holding AG (Registered)	7,500	1,939,774
The Cooper Companies, Inc.	3,950	667,155

		7,638,281
Health Care Providers & Services 1.2%
Fresenius Medical Care AG & Co. KgaA	16,000	1,181,539
Laboratory Corp. of America Holdings	14,000	1,464,960

		2,646,499
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.	11,300	135,826
Life Sciences Tools & Services 0.1%
Bruker Corp.	11,300	216,734
Pharmaceuticals 1.1%
Eli Lilly & Co	11,180	761,582
GlaxoSmithKline PLC	65,000	1,507,592

		2,269,174
Industrials 7.7%
Aerospace & Defense 1.5%
Chemring Group PLC	275,000	1,014,360
QinetiQ Group PLC	250,000	771,436
United Technologies Corp.	11,800	1,298,944

		3,084,740
Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc.	1,524	112,380
Building Products 0.2%
Armstrong World Industries, Inc.	9,700	485,970
Commercial Services & Supplies 1.3%
G4S PLC	280,000	1,209,078
Mitie Group PLC	325,000	1,422,303

		2,631,381
Construction & Engineering 1.2%
Carillion PLC	125,000	678,035
Hochtief AG	14,200	1,069,191
Shimizu Corp.	129,000	868,737

		2,615,963
Machinery 1.1%
Deere & Co.	8,700	753,594
Komatsu Ltd.	41,500	983,284
Wartsila Oyj Abp	15,000	671,972

		2,408,850
Professional Services 1.4%
Bureau Veritas SA	40,000	953,870
DKSH Holding AG	11,000	841,506
Intertek Group PLC	30,000	1,093,350

		2,888,726
Road & Rail 0.9%
Hertz Global Holdings, Inc.	27,850	661,159
Odakyu Electric Railway Co., Ltd.	125,000	1,145,236

		1,806,395
Information Technology 9.0%
Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson "B"	80,000	1,007,797
IT Services 1.4%
Fiserv, Inc.	24,800	1,772,952
International Business Machines Corp.	4,225	685,168
Quindell PLC (a)	456,666	472,297

		2,930,417
Semiconductors & Semiconductor Equipment 3.7%
Aixtron SE	55,000	653,101
Intel Corp.	49,820	1,855,795
Maxim Integrated Products, Inc.	45,037	1,331,744
Micron Technology, Inc.	27,350	983,232
STMicroelectronics NV	140,000	1,052,760
STMicroelectronics NV	20,000	150,125
Texas Instruments, Inc.	17,200	936,024
Veeco Instruments, Inc.	19,000	710,790

		7,673,571
Software 2.7%
Dassault Systemes	20,000	1,306,934
FireEye, Inc.	46,270	1,401,518
Gemalto NV	8,000	680,014
Globo PLC	600,000	396,021
Microsoft Corp.	7,100	339,451
Oracle Corp.	19,800	839,718
Tableau Software, Inc. "A"	7,050	591,354
Workday, Inc. "A"	1,184	103,067

		5,658,077
Technology Hardware, Storage & Peripherals 0.7%
EMC Corp.	49,050	1,488,667
Materials 2.4%
Chemicals 0.3%
OMNOVA Solutions, Inc.	102,500	684,700
Metals & Mining 1.7%
Allegheny Technologies, Inc.	16,900	569,361
Nucor Corp.	29,650	1,590,130
Rio Tinto PLC	28,000	1,305,479

		3,464,970
Paper & Forest Products 0.4%
Wausau Paper Corp.	95,000	945,250
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	44,250	1,565,565
Orange SA	70,000	1,232,146
TeliaSonera AB	220,000	1,572,245
Verizon Communications, Inc.	9,468	478,986

		4,848,942
Wireless Telecommunication Services 0.4%
Vodafone Group PLC (ADR)	19,636	717,696
Utilities 5.3%
Electric Utilities 0.6%
PPL Corp.	33,750	1,199,137
Gas Utilities 0.6%
Hong Kong & China Gas Co., Ltd.	554,400	1,311,190
Independent Power & Renewable Eletricity Producers 0.7%
Drax Group PLC	150,000	1,427,941
Multi-Utilities 3.4%
Alliant Energy Corp.	31,450	1,977,262
Dominion Resources, Inc.	4,750	344,612
Integrys Energy Group, Inc.	27,700	2,017,668
National Grid PLC	100,000	1,452,499
RWE AG	40,000	1,450,987

		7,243,028

Total Common Stocks (Proceeds $131,347,003)		136,421,449
Rights 0.1%
Consumer Discretionary
Media 0.1%
UBM PLC, Expiration Date 12/11/2014 (Proceeds $189,213)	64,000	179,172

Total Positions Sold Short (Proceeds $131,536,216)		136,600,621

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2014.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2014 amounted to $28,341,715, which is 13.6% of net assets.

(b)	All or a portion of these securities are pledged as collateral for short sales.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt
At November 30, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

CAC 40 10 Euro	EUR	12/19/2014	62	3,381,334	(95,827)
DAX Index	EUR	12/19/2014	11	3,413,098	(115,910)
Euro Stoxx 50 Index	EUR	12/19/2014	86	3,471,397	(57,899)
Hang Seng Index	HKD	12/30/2014	14	2,164,567	(5,289)
Nikkei 225 Index	JPY	12/11/2014	30	4,411,393	(469,845)
S&P 500 E-mini Index	USD	12/19/2014	74	7,645,310	(331,605)
SPI 200 Index	AUD	12/18/2014	11	1,249,666	16,129
TOPIX Index	JPY	12/11/2014	28	3,328,053	(241,416)
Total net unrealized depreciation					(1,301,662)

As of November 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

SGD	1,850,813	USD	1,425,590	2/25/2015	6,130	JPMorgan Chase Securities, Inc.
JPY	1,228,044,000	USD	10,456,396	2/25/2015	97,189	JPMorgan Chase Securities, Inc.
AUD	1,106,597	USD	953,464	2/25/2015	17,152	JPMorgan Chase Securities, Inc.
GBP	2,432,761	USD	3,812,022	2/25/2015	9,499	JPMorgan Chase Securities, Inc.
CAD	1,525,150	USD	1,355,258	2/25/2015	24,654	JPMorgan Chase Securities, Inc.
USD	35,247	HKD	273,371	2/25/2015	4	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					154,628

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

HKD	12,527,631	USD	1,614,965	2/25/2015	(440)	JPMorgan Chase Securities, Inc.
EUR	6,395,795	USD	7,945,706	2/25/2015	(17,492)	JPMorgan Chase Securities, Inc.
SEK	12,126,391	USD	1,626,745	2/25/2015	(169)	JPMorgan Chase Securities, Inc.
CHF	1,535,738	USD	1,587,665	2/25/2015	(4,147)	JPMorgan Chase Securities, Inc.
USD	64,728	AUD	76,279	2/25/2015	(187)	JPMorgan Chase Securities, Inc.
USD	413,900	GBP	263,525	2/25/2015	(1,998)	JPMorgan Chase Securities, Inc.
USD	788,539	JPY	93,227,285	2/25/2015	(2,117)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(26,550)

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$86,139,605	$87,520,673	$—	$173,660,278
Preferred Stock	—	1,553,777	—	1,553,777
Corporate Bond	—	5,014,000	—	5,014,000
Government & Agency Obligations (f)	—	14,055,097	—	14,055,097
Short-Term U.S. Treasury Obligations	—	41,998,303	—	41,998,303
Short-Term Investments	37,372,905	—	—	37,372,905
Derivatives(g)
Futures Contracts	16,129	—	—	16,129
Forward Foreign Currency Exchange Contracts	—	154,628	—	154,628
Total	$123,528,639	$150,296,478	$—	$273,825,117

Liabilities
Common Stocks Sold Short, at Value	$(77,950,916)	$(58,470,533)	$—	$(136,421,449)
Rights Sold Short, at Value	—	(179,172)	—	(179,172)
Derivatives(g)
Futures Contracts	(1,317,791)	—	—	(1,317,791)
Forward Foreign Currency Exchange Contracts	—	(26,550)	—	(26,550)
Total	$(79,268,707)	$(58,676,255)	$—	$(137,944,962)

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(1,301,662)	$—
Foreign Exchange Contracts	$—	$128,078

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Diversified Market Neutral Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015